Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource
#: 1
	$ 711,200	Fees	UNITED STATES		Government of the United States of America		Gold
#: 2
	186,842	Taxes	UNITED STATES	snj:US-NV	State of Nevada		Gold
#: 3
	224,188	Fees	UNITED STATES	snj:US-NV	State of Nevada		Gold
#: 4
	230,154	Taxes	UNITED STATES	snj:US-CA	Humboldt County		Gold
#: 5
	138,815	Taxes	UNITED STATES	snj:US-CA	Eureka County		Gold
#: 6
	451,401	Fees	UNITED STATES			McCoy-Cove Mine	Gold
#: 7
	182,633	Taxes	UNITED STATES			Ruby Hill Mine	Gold
#: 8
	192,045	Fees	UNITED STATES			Ruby Hill Mine	Gold
#: 9
	35,102	Taxes	UNITED STATES			Granite Creek Mine	Gold
#: 10
	53,295	Fees	UNITED STATES			Granite Creek Mine	Gold
#: 11
	1,376	Taxes	UNITED STATES			FAD Project	Gold
#: 12
	31,200	Fees	UNITED STATES			FAD Project	Gold
#: 13
	194,804	Taxes	UNITED STATES			Lone Tree Mine	Gold
#: 14
	142,242	Fees	UNITED STATES			Lone Tree Mine	Gold
#: 15
	$ 64,484	Fees	UNITED STATES			Argenta Mine	Gold